INVESTMENTS, DEBT AND DERIVATIVES - Schedule of Investments and Derivatives Assets (Details) - USD ($) $ in Millions	Sep. 30, 2026	Dec. 31, 2025
At amortized cost
At amortized cost	$ 41	$ 0
Total investments and derivatives	164	170
Non-current	2	2
Other investments	162	168
Indemnity receivable from VEON Amsterdam B.V.
At amortized cost
At amortized cost	27	40
Other receivables from VEON Amsterdam B.V.
At amortized cost
At amortized cost	0	9
Security deposits and cash collateral
At amortized cost
At amortized cost	96	119
Other investments
At amortized cost
At amortized cost	$ 41	$ 2